SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	14,759	16,294
Restricted cash	2,016	2,023
Amounts due from related parties	504	507
Financial Assets receivable	—	53,373
Accounts receivable, net	30,846	71,184
Prepaid expenses and other current assets	39,109	125,647
Deferred tax assets, net	24,615	26,914
Property and equipment, net	2,372	8,123
Right-of-use assets	24,430	14,297
Other long-term assets	1,103	242
TOTAL ASSETS	139,754	318,604
Deferred guarantee income	—	51,079
Payroll and welfare payables	28,057	35,900
Amounts due to related parties	4,485	566
Tax payables	272,964	286,705
Accrued expenses and other current liabilities	46,675	183,442
Other payable related to the disposal of Shanghai Caiyin	322,028	188,300
Lease liabilities	24,752	14,598
TOTAL LIABILITIES	698,961	760,590

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	624,868	680,790	972,029
Operating income (expense)	230,415	(15,802)	52,204
Net income	254,283	89,149	164,741
Net cash (used in) provided by operating activities	(40,071)	98,486	8,807
Net cash used in investing activities	(62)	(96,180)	(7,265)
Net cash used in financing activities	—	—	—

Summary of obligation with guarantee liability

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2021 and 2022:

	Year ended December 31,
	2021	2022
	RMB	RMB
Opening balances	—	—
Fair value of guarantee income at inception of new loans	—	326,086
Release of guarantee income	—	(49,568)
Ending balances	—	276,518

Summary of financial assets receivables

The following table presents the Group’s financial assets receivable as of December 31, 2021 and 2022:

	Year ended December 31,
	2021	2022
	RMB	RMB
Financial assets receivable	—	292,342
Allowance for credit losses for financial assets receivable	—	—
Financial assets receivable, net	—	292,342

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2020, 2021 and 2022, respectively:

For the year ended December 31, 2020	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	943,084	112,731	—	1,055,815
Other services	—	—	244,345	244,345
Total	943,084	112,731	244,345	1,300,160

For the year ended December 31, 2021	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,470,170	—	—	1,470,170
Other services	—	—	310,320	310,320
Total	1,470,170	—	310,320	1,780,490

For the year ended December 31, 2022	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,881,725	—	—	2,881,725
Other services	—	—	389,689	389,689
Total	2,881,725	—	389,689	3,271,414

Summary of incentives paid to investors	Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate. The Group was released from the obligation under the refund liabilities and recognized as other revenue of amounting to 77,045, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Incentives paid to:
New investors	—	—	—
Returning investors	202,463	—	—
Total incentives paid to investors	202,463	—	—